Income Tax - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Investments in subsidiaries and joint venture	¥ 217,324,000	¥ 189,561,000
Uncertain Tax Positions	¥ 1,395,000	411,000
Subsidiaries Tax Years Remain Open To Examination	2018 through 2021
Bottom of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses carryforward period	1 year
Withholding tax rate	5.00%
Top of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses carryforward period	5 years
Withholding tax rate	10.00%
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses	¥ 9,133,000	¥ 550,000